Income Taxes (Details) - Schedule of reconciliation of differences between the statutory tax rate and the effective tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of differences between the statutory tax rate and the effective tax rate [Abstract]
Income tax computed at PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of tax-preferential entities	(22.20%)	(21.20%)	(22.00%)
Non-deductible expenses	1.20%	0.50%	1.20%
Income tax expense	4.00%	4.30%	4.20%